Regulatory Matters (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Regulatory Matters [Abstract]
Components Of Regulatory Assets And Liabilities

	Remaining Rate Recovery/ Amortization Period
	At March 31, 2020	At March 31, 2020	At December 31, 2019
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$615	$623
Employee retirement costs being amortized	8 years	253	262
Employee retirement costs incurred since the last rate review period (b)	To be determined	76	79
Self-insurance reserve (primarily storm recovery costs) being amortized	8 years	298	309
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	221	238
Securities reacquisition costs	Lives of related debt	27	29
Deferred conventional meter and metering facilities depreciation	1 year	10	15
Under-recovered AMS costs	8 years	165	170
Energy efficiency performance bonus (a)	1 year or less	7	9
Wholesale distribution substation service	To be determined	39	34
Other regulatory assets (d)	Various	9	7
Total regulatory assets		1,720	1,775

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,199	1,178
Excess deferred taxes	Primarily over lives of related assets	1,557	1,574
Over-recovered wholesale transmission service expense (a)	1 year or less	14	30
Other regulatory liabilities	Various	16	11
Total regulatory liabilities		2,786	2,793
Net regulatory assets (liabilities)		$(1,066)	$(1,018)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(d)	Includes $1 million in regulatory assets established to track our incremental costs related to the impact of COVID-19, including costs relating to our pandemic response plan.

	Remaining Rate Recovery/Amortization Period at	At December 31,
	December 31, 2019	2019	2018

Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$623	$648
Employee retirement costs being amortized	8 years	262	297
Employee retirement costs incurred since the last rate review period (b)	To be determined	79	73
Self-insurance reserve (primarily storm recovery costs) being amortized	8 years	309	351
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	238	59
Securities reacquisition costs	Lives of related debt	29	10
Deferred conventional meter and metering facilities depreciation	1 year	15	36
Under-recovered AMS costs	8 years	170	185
Energy efficiency performance bonus (a)	1 year or less	9	7
Wholesale distribution substation service	To be determined	34	15
Other regulatory assets	Various	7	10
Total regulatory assets		1,775	1,691

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,178	1,023
Excess deferred taxes	Primarily over lives of related assets	1,574	1,571
Over-recovered wholesale transmission service expense (a)	1 year or less	30	89
Other regulatory liabilities	Various	11	14
Total regulatory liabilities		2,793	2,697
Net regulatory assets (liabilities)		$(1,018)	$(1,006)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.